Consolidated statement of comprehensive income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Statement of comprehensive income [abstract]
Profit (loss)	$ (26)	$ 69	[2]	$ (90)	[2]
Other comprehensive income (to be reclassified to the statement of income in subsequent periods), net of tax:
Change in value of cash flow hedges, net of tax effects	(81)	85		(14)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:	(1)	4		(3)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	0	(2)		(2)
Total comprehensive income (loss) for the year	(108)	158		(109)
Attributable to:
Owners of the Company	(78)	173		(60)
Non-controlling interests	(30)	(15)		(49)
Total comprehensive income (loss) for the year arises from:
Continuing operations	(97)	120		(86)
Discontinued operations	$ (11)	$ 38		$ (23)

[1]	Re-presented for discontinued operations (shown in note A.4.).
[2]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.